7. Other Investments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
7. Other Investments

On December 19, 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC will not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated tax credits of $170,750 for each of the years ended December 31, 2012 and 2011, with an amortization expense of $39,662 and $136,518, respectively, for the years ended December 31, 2012 and 2011. The carrying value of the NMTC equity investment was $785,080 and $824,742 at December 31, 2012 and 2011, respectively, and is included in other assets.

The Company has purchased from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont. The tax credits from these investments were $1,157,541 for the year ended December 31, 2012 and $534,076 for the year ended December 31, 2011. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of "other expenses", and were $1,175,177 and $479,346 for 2012 and 2011, respectively. The carrying values of the limited partnership investments were $2,808,551 and $3,769,898 at December 31, 2012 and 2011, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a nondepository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("Partners"), a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in Partners under the equity method of accounting. The Company's investment in Partners, included in other assets, amounted to $666,661 as of December 31, 2012 and $516,946 as of December 31, 2011. The Company recognized income of $149,715 for 2012 and income of $147,779 for 2011 through Partners from the operations of CFSG.